Segment reporting (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure Of Operating Segments [Line Items]
Net interest income	$ 1,376	$ 1,313	$ 1,003	$ 2,689	$ 2,104
Non-interest income				13,372	12,904
Income				16,061	15,007
Credit loss (expense) / recovery	(272)	(268)	(12)	(540)	(33)
Total operating income	7,512	8,009	7,632	15,521	14,975
Total operating expenses	5,987	6,210	5,975	12,197	11,864
Operating profit / (loss) before tax	1,525	1,799	1,657	3,324	3,110
Tax expense / (benefit)	328	375	349	703	736
Net profit / (loss)	1,197	1,424	$ 1,308	2,621	2,374
Additional information
Total assets	1,063,435	$ 1,099,185		1,063,435		$ 971,916
Global Wealth Management
Disclosure Of Operating Segments [Line Items]
Net interest income				2,054	1,975
Non-interest income				6,553	6,090
Income				8,607	8,065
Credit loss (expense) / recovery				(117)	(4)
Total operating income				8,489	8,061
Total operating expenses				6,421	6,356
Operating profit / (loss) before tax				2,068	1,704
Additional information
Total assets	327,218			327,218		309,766
Personal & Corporate Banking
Disclosure Of Operating Segments [Line Items]
Net interest income				1,029	995
Non-interest income				886	921
Income				1,914	1,916
Credit loss (expense) / recovery				(187)	1
Total operating income				1,727	1,917
Total operating expenses				1,155	1,139
Operating profit / (loss) before tax				573	778
Additional information
Total assets	209,953			209,953		209,512
Asset Management
Disclosure Of Operating Segments [Line Items]
Net interest income				(9)	(13)
Non-interest income				1,048	934
Income				1,038	921
Credit loss (expense) / recovery				0	0
Total operating income				1,038	921
Total operating expenses				724	694
Operating profit / (loss) before tax				314	227
Additional information
Total assets	34,585			34,585		34,565
Investment Bank
Disclosure Of Operating Segments [Line Items]
Net interest income				3	(404)
Non-interest income				4,906	4,266
Income				4,909	3,862
Credit loss (expense) / recovery				(200)	(24)
Total operating income				4,709	3,838
Total operating expenses				3,419	3,231
Operating profit / (loss) before tax				1,290	606
Additional information
Total assets	349,407			349,407		316,058
Group Functions
Disclosure Of Operating Segments [Line Items]
Net interest income				(387)	(449)
Non-interest income				(20)	693
Income				(407)	244
Credit loss (expense) / recovery				(35)	(6)
Total operating income				(443)	238
Total operating expenses				478	444
Operating profit / (loss) before tax				(921)	$ (205)
Additional information
Total assets	$ 142,272			$ 142,272		$ 102,017